Common Stock and Stock Plans, Summary of Restricted Share Rights and Restricted Share Awards (Details) (Restricted Share Rights [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Share Rights [Member]
Summary of Restricted Share Rights and Restricted Share Awards [Abstract]
Nonvested, shares, beginning of period	55,287,337
Nonvested, fair value, beginning of period	$ 29.78
Granted, shares	18,476,399
Granted, weighted-average grant-date fair value	$ 35.52	$ 31.49	$ 31.02
Vested, shares	(12,233,361)
Vested, weighted-average grant-date fair value	$ 29.32
Canceled or forfeited, shares	(886,381)
Canceled or forfeited, weighted-average grant-date fair value	$ 30.70
Nonvested, shares, end of period	60,643,994	55,287,337
Nonvested, fair value, end of period	$ 31.61	$ 29.78